Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Inventories [Abstract]
Raw materials	$ 24,561	$ 18,899
Work in progress	869	886
Finished goods	13,159	14,047
Inventories	38,589	33,832
Inventory recognized as an expense	116,293	98,503	$ 89,058
Inventory writedown	$ 2,541	$ 3,259	$ 3,678